Deposits - Schedule for Deposits Payable on a Fixed Date (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of deposits payable to customers on a fixed date [line items]
Total	$ 262,802	$ 291,632
Within 1 year [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	163,370	192,617
1-2 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	33,778	27,855
2 to 3 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	24,826	30,053
3 to 4 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	8,908	18,260
4 to 5 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	11,995	9,683
Over 5 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	$ 19,925	$ 13,164